Intangible Assets, Net (Details Narrative) (10-K)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) PatentApplications	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Vehicle	Dec. 31, 2017 USD ($)
Patent, amortization period			15 years		15 years
Amortization expense	$ 7,766	$ 6,717	$ 19,028	$ 15,235	$ 28,669	$ 23,568
Patents, units			28		28
Patents expiration date			Patents will expire beginning in 2023 through 2028		Patents will expire beginning in 2023 through 2028
United States [Member]
Patents, units			14		14
Number of patent application pending			1		1
Europe, Canada, China, India, Japan, and Hong Kong [Member]
Patents, units			14		14
Europe and Brazil [Member]
Number of patent application pending			2		2